Shareholder Report, Line Graph (Details) - USD ($)	Dec. 01, 2022	Jan. 28, 2021	Sep. 05, 2017	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
C000228990
Account Value [Line Items]
Line Graph and Table Measure Name	Main International ETF
Account Value	$ 10,000			$ 11,975	$ 9,947
C000190408
Account Value [Line Items]
Line Graph and Table Measure Name			Main Sector Rotation ETF
Account Value			$ 10,000	22,907	17,545	$ 16,528	$ 18,237	$ 12,601	$ 12,196	$ 10,728	$ 10,572
C000223946
Account Value [Line Items]
Line Graph and Table Measure Name		Main Thematic Innovation ETF
Account Value		$ 10,000		7,237	5,155	4,962	9,480
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000			12,220	9,829
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	26,232	19,006	17,256	20,209	$ 14,141	$ 12,889	$ 11,274	$ 10,502
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Account Value		$ 10,000		$ 13,538	$ 10,195	$ 9,226	$ 11,526